Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 1,484,982	£ 1,360,339
Coverage ratio	0.80%	0.90%
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (6,175)	£ (6,284)
Stage 1
Disclosure of financial assets [line items]
Coverage ratio	0.20%	0.20%
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio	3.40%	3.10%
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio	27.10%	29.80%
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 398,779	£ 361,451
Coverage ratio	1.40%	1.60%
Financial assets at amortised cost | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 404,371	£ 367,193
Financial assets at amortised cost | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,592)	(5,742)
Financial assets at amortised cost | Loans and advances | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 349,488	£ 317,659
Coverage ratio	0.30%	0.40%
Financial assets at amortised cost | Loans and advances | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 350,545	£ 318,865
Financial assets at amortised cost | Loans and advances | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,057)	(1,206)
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 44,424	£ 39,078
Coverage ratio	5.00%	4.90%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 46,740	£ 41,093
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,316)	(2,015)
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 4,867	£ 4,714
Coverage ratio	31.30%	34.80%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,086	£ 7,235
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,219)	(2,521)
Financial assets at amortised cost | Home loans
Disclosure of financial assets [line items]
Financial assets	£ 173,770	£ 169,205
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Home loans | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 174,286	£ 169,680
Financial assets at amortised cost | Home loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(516)	(475)
Financial assets at amortised cost | Home loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 153,643	£ 148,039
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Home loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 153,672	£ 148,058
Financial assets at amortised cost | Home loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(29)	(19)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 18,127	£ 19,441
Coverage ratio	0.40%	0.30%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 18,200	£ 19,500
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(73)	(59)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 2,000	£ 1,725
Coverage ratio	17.10%	18.70%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,414	£ 2,122
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(414)	(397)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Financial assets	£ 50,704	£ 41,793
Coverage ratio	6.80%	8.80%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 54,396	£ 45,822
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,692)	(4,029)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 43,593	£ 37,016
Coverage ratio	1.30%	2.20%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 44,175	£ 37,840
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(582)	(824)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 6,267	£ 3,949
Coverage ratio	22.60%	30.10%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 8,099	£ 5,650
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,832)	(1,701)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 844	£ 828
Coverage ratio	60.20%	64.50%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,122	£ 2,332
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,278)	(1,504)
Financial assets at amortised cost | Wholesale loans
Disclosure of financial assets [line items]
Financial assets	£ 174,305	£ 150,453
Coverage ratio	0.80%	0.80%
Financial assets at amortised cost | Wholesale loans | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 175,689	£ 151,691
Financial assets at amortised cost | Wholesale loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,384)	(1,238)
Financial assets at amortised cost | Wholesale loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 152,252	£ 132,604
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Wholesale loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 152,698	£ 132,967
Financial assets at amortised cost | Wholesale loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(446)	(363)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 20,030	£ 15,688
Coverage ratio	2.00%	1.60%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 20,441	£ 15,943
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(411)	(255)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 2,023	£ 2,161
Coverage ratio	20.70%	22.30%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,550	£ 2,781
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(527)	(620)
Current [member] | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 41,371	£ 35,694
Coverage ratio	4.50%	4.80%
Current [member] | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 43,310	£ 37,481
Current [member] | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,939)	(1,787)
Current [member] | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 15,937	£ 17,087
Coverage ratio	0.30%	0.30%
Current [member] | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 15,990	£ 17,133
Current [member] | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(53)	(46)
Current [member] | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 5,643	£ 3,609
Coverage ratio	20.80%	29.30%
Current [member] | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,126	£ 5,102
Current [member] | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,483)	(1,493)
Current [member] | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 19,791	£ 14,998
Coverage ratio	2.00%	1.60%
Current [member] | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 20,194	£ 15,246
Current [member] | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(403)	(248)
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 2,085	£ 2,171
Coverage ratio	6.50%	4.20%
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,231	£ 2,266
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(146)	(95)
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,673	£ 1,654
Coverage ratio	0.70%	0.40%
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,684	£ 1,660
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(11)	(6)
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 268	£ 215
Coverage ratio	32.50%	28.30%
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 397	£ 300
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(129)	(85)
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 144	£ 302
Coverage ratio	4.00%	1.30%
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 150	£ 306
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(6)	(4)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 968	£ 1,213
Coverage ratio	19.30%	9.90%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,199	£ 1,346
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(231)	(133)
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 517	£ 700
Coverage ratio	1.70%	1.00%
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 526	£ 707
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(9)	(7)
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 356	£ 125
Coverage ratio	38.20%	49.60%
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 576	£ 248
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(220)	(123)
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 95	£ 388
Coverage ratio	2.10%	0.80%
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 97	£ 391
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (2)	£ (3)